INVENTORY (Tables)	6 Months Ended
Jun. 30, 2019
INVENTORY
Schedule of inventories

	June 30	December 31
	2019	2018
	$	$
Dried cannabis	19,748,293	5,778,176
Cannabis oils	951,476	337,314
Goods for resale	73,879	1,498
Supplies and consumables	639,083	655,537
	21,412,731	6,772,525